Consolidated Statements of Operations and Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues
Revenues	$ 7,799	$ 7,740
Costs
Purchased power (includes $2,314 related party costs; 2022 - $2,396) (Note 28)	3,652	3,724
Operation, maintenance and administration (Note 28)	1,316	1,226
Depreciation, amortization and asset removal costs (Note 4)	986	957
Total costs	5,954	5,907
Income (loss) before financing charges and income tax expense	1,845	1,833
Financing charges (Note 5)	562	478
Income before income tax expense	1,283	1,355
Income tax expense (Note 6)	182	290
Net income	1,101	1,065
Other comprehensive (loss) income (Note 7)	(14)	19
Comprehensive income	1,087	1,084
Net income attributable to:
Noncontrolling interest (Note 27)	9	8
Common shareholder basic	1,092	1,057
Common shareholder diluted	1,092	1,057
Net income	1,101	1,065
Comprehensive income attributable to:
Noncontrolling interest (Note 27)	9	8
Common shareholder	1,078	1,076
Comprehensive income	$ 1,087	$ 1,084
Basic earnings per common share (in dollars per share)	$ 7,677	$ 7,431
Distribution [Member]
Revenues
Revenues	$ 5,582	$ 5,660
Transmission [Member]
Revenues
Revenues	$ 2,217	$ 2,080